Schedule of long term debt (Details) - CAD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Total	$ 62,960	$ 4,827
Less: current portion	9,170	448
Long-term portion	53,790	4,379
Long term loans [member]
IfrsStatementLineItems [Line Items]
Total	52,739	4,068
Construction loan [member]
IfrsStatementLineItems [Line Items]
Total	9,573
Highly affected sectors credit availability program [member]
IfrsStatementLineItems [Line Items]
Total	648	$ 759
Long-term portion	$ 3,461